Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term Investments [Abstract]
Equity investments accounted for using the measurement alternative	¥ 1,791,393		¥ 666,025	¥ 793,149
Equity investments accounted for using the equity method	188,199		279,854
Investments accounted for at fair value	253,346		305,250	186,838
Total	¥ 2,232,938	$ 342,213	¥ 1,251,129	¥ 979,987